Trading revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Trading revenues (CHF million)
Trading revenues	1,116	2,011	3,628	3,127	7,080
QoQ Percent Change | Interest rate products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	31.00%
YoY Percent Change | Interest rate products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	164.00%			(26.00%)
Interest rate products
Trading revenues (CHF million)
Trading revenues	1,389	1,063	526	2,452	3,310
Foreign exchange products
Trading revenues (CHF million)
Trading revenues	(1,562)	678	1,088	(884)	1,747
QoQ Percent Change | Equity/index-related products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	34.00%
YoY Percent Change | Equity/index-related products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	(60.00%)			(45.00%)
Equity/index-related products
Trading revenues (CHF million)
Trading revenues	689	513	1,715	1,202	2,177
YoY Percent Change | Credit products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	(31.00%)			365.00%
Credit products
Trading revenues (CHF million)
Trading revenues	317	(475)	462	(158)	(34)
QoQ Percent Change | Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	214.00%
Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues	232	74	28	306	(38)
QoQ Percent Change | Other products
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	(68.00%)
Other products
Trading revenues (CHF million)
Trading revenues	51	158	(191)	209	(82)
QoQ Percent Change
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	(45.00%)
YoY Percent Change
Trading revenues (CHF million)
Trading revenues, % Change (as a percent)	(69.00%)			(56.00%)